Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Schedule of warrant related activity

	Warrant Shares	Weighted Average Exercise Price
Outstanding, December 31, 2014	21,212,813	$1.19
Exercised warrants	(2,500)	0.28
Warrants issued to vendor	104,315	0.68
Outstanding, June 30, 2015	21,314,628	$1.19
Expiring in 2015	285,345
Expiring in 2016	6,000,000
Expiring in 2017	7,235,622
Expiring thereafter	7,793,661

	Warrant Shares	Weighted Average Exercise Price
Outstanding, January 1, 2013	11,916,801	1.71
Issued	5,100,800	0.28
Outstanding, December 31, 2013	17,017,601	1.29
Issued	6,191,500	0.75
Exercised or cancelled	(1,996,288)	0.36
Outstanding, December 31, 2014	21,212,813	1.19
Expiring in 2015	285,345
Expiring in 2016	-
Expiring in 2017	7,235,622
Expiring thereafter	13,691,846